Convertible redeemable non-controlling interests	12 Months Ended
Dec. 31, 2018
Convertible redeemable non-controlling interests
Convertible redeemable non-controlling interests

23.Convertible redeemable non-controlling interests

In 2018, the Group entered into definitive agreements with third-party investors to raise financing for Jingdong Express, the parent company of JD Logistics, with the total amount of US$2,510,000 by issuance of the series A preferred shares of Jingdong Express (“Jingdong Express Series A Preferred Shares”), representing approximately 19% of the ownership of Jingdong Express on a fully diluted basis.

The Group determined that the Jingdong Express Series A Preferred Shares should be classified as mezzanine equity upon their issuance since they were contingently redeemable by the holders 5 years from the issuance date in the event that a qualified initial public offering (‘‘Qualified IPO’’) has not occurred and the Jingdong Express Series A Preferred Shares have not been converted. The Qualified IPO is defined as an IPO that (i) has been approved by the Board of Directors of Jingdong Express or (ii) with the offering price per share that values Jingdong Express at no less than US$20,000,000 on a fully diluted basis immediately following the completion of such offering.

The Group records accretion on the Jingdong Express Series A Preferred Shares, where applicable, to the redemption value from the issuance dates to the earliest redemption dates.

The Group determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the embedded conversion and redemption features are clearly and closely related to that of the Jingdong Express Series A Preferred Shares. The Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading of Jingdong Express’s shares.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Jingdong Express Series A Preferred Shares because the initial effective conversion prices were higher than the fair value of Jingdong Express’s ordinary shares determined by the Group with the assistance from an independent valuation firm.

The rights, preferences and privileges of the Jingdong Express Series A Preferred Shares are as follows:

Dividend Rights

As regards dividends, the Jingdong Express Series A Preferred Shares shall rank pari passu with the ordinary shares and the holders of the Jingdong Express Series A Preferred Shares shall be entitled to the same amount of dividends as holders of the ordinary shares on an as converted basis as if they were a single class. No dividend or distribution shall be payable except out of any funds legally available.

Voting Rights

The holder of each ordinary share issued and outstanding should have one vote in respect of each ordinary share held and the holder of each Jingdong Express Series A Preferred Shares shall carry such number of votes as is equal to the number of votes of ordinary shares then issuable upon the conversion of such Jingdong Express Series A Preferred Shares. The holders of the Jingdong Express Series A Preferred Shares and the holders of ordinary shares shall vote together and not as a separate class.

Liquidation Preferences

In the event of any voluntary or involuntary liquidation, dissolution or winding up of Jingdong Express, all assets and funds of Jingdong Express legally available for distribution (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed ratably among the holders according to their relative number of ordinary shares held by such holders (all the Jingdong Express Series A Preferred Shares as if they had been converted into ordinary shares immediately prior to such liquidation, dissolution or winding up of Jingdong Express).

Redemption Rights

From and after the fifth anniversary of the Jingdong Express Series A Preferred Shares original issue date, and prior to the consummation of a Qualified IPO, each holder of the Jingdong Express Series A Preferred Shares shall have the right at any time to require and demand Jingdong Express to redeem all or any portion of the Jingdong Express Series A Preferred Shares held by such holder.

The initial redemption price payable on each Jingdong Express Series A Preferred Shares is the total of:

(i)any dividend relating to each Jingdong Express Series A Preferred Shares which has been declared by Jingdong Express but unpaid, to be calculated up to and including the date of the redemption; plus

(ii)the Jingdong Express Series A Preferred Shares purchase price, that is US$2.50 per Jingdong Express Series A Preferred Shares, subject to appropriate adjustments in the event of any share dividend, share combination or similar recapitalization events.

Jingdong Express accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of the Jingdong Express Series A Preferred Shares using effective interest method. Changes in the redemption value are considered to be changes in accounting estimates. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital. Once additional paid-in-capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

Conversion Rights

Each Jingdong Express Series A Preferred Shares shall be convertible, at the option of the holder of the Jingdong Express Series A Preferred Shares, at any time after the date of issuance of such Jingdong Express Series A Preferred Shares, into such number of fully paid and non-assessable ordinary shares as is determined by dividing the Jingdong Express Series A Preferred Shares purchase price by the conversion price then applicable to such Jingdong Express Series A Preferred Shares. The conversion price of each Jingdong Express Series A Preferred Shares is the same as its original issuance price if no adjustments to conversion price have occurred. As of December 31, 2018, each Jingdong Express Series A Preferred Shares is convertible into one ordinary share.

Each Jingdong Express Series A Preferred Shares shall automatically be converted into ordinary shares (i) upon the consummation of a Qualified IPO; or (ii) in the event that the Shareholders of the Jingdong Express Series A Preferred Shares holding at least 50% of the Jingdong Express Series A Preferred Shares in issue elect to convert the Jingdong Express Series A Preferred Shares.

The convertible redeemable non-controlling interests for the years ended December 31, 2017 and 2018 are summarized below:

	Number of shares	Amount
		RMB
Balance as of December 31, 2017	—	—
Issuance	1,004,000,000	15,973,564
Less: preferred shares issuance costs		(14,772)
Net income from continuing operations attributable to mezzanine classified non-controlling interests shareholders		2,492
Balance as of December 31, 2018	1,004,000,000	15,961,284